Convertible Note	12 Months Ended
Dec. 31, 2022
Convertible Debt [Abstract]
Convertible Note

Note 11 — Convertible Notes

On April 9, 2021, the Company entered into certain securities purchase agreement with YA II PN, LTD. (“YA”), pursuant to which the Investor purchases convertible notes (the “Notes”) in the principal amount of US$7,000,000, which shall be convertible into the Company’s ordinary shares par value $0.00166667 per share, and a warrant to purchase 571,429 ordinary shares, for gross proceeds of approximately US$6,790,000. The Notes have a conversion price of the lower of (i) US$3.675 per ordinary shares (the “Fixed Conversion Price”), or (ii) 90% of the lowest daily VWAP (Volume-Weighted Average Price) during the 10 consecutive trading days immediately preceding the conversion date or other date of determination, but not lower than the floor price of US$1.50 per ordinary share. The principal will become due and payable 12 months from the date of closing (the “Maturity Date”) and bears an annual interest rate of 6% unless earlier converted or redeemed by the Company. At any time before the Maturity Date, YA may convert the Notes at its option into ordinary shares at the conversion price.

On August 7, 2021, the Company entered into an amendment (the “Closing Statement”) to the securities purchase agreement initially entered into with YA on April 9, 2021 (the “Purchase Agreement”). Pursuant to the Purchase Agreement, YA agreed to purchase convertible notes (the “Notes”) in the aggregate principal amount of US$7,000,000 (the “Principal”), which shall be convertible into the Company’s ordinary shares par value $0.00166667 per share, and a warrant (the “Warrant”) to purchase 571,429 Ordinary Shares (the “Offering”), for gross proceeds of approximately US$6,790,000. The first closing of the offer and sale of the first Note (the “First Note”) in the principal amount of $4,000,000 was completed on April 9, 2021. Pursuant to the Closing Statement, the Company and YA agreed that, among other thing, (i) the Principal shall be increased to US$8,000,000; (ii) the principal amount of the second Note (the “Second Note”) is reduced from $3,000,000 to $2,000,000; the closing of the second Note in the principal amount of $2,000,000 was completed on August 9, 2021. (iii) the number of ordinary shares to be issued pursuant to the Warrant shall be increased from 571,429 to 653,061; and (iv) promptly after the Securities and Exchange Commission (the “SEC”) declares effective a registration statement to be filed by the Company pursuant to a registration rights agreement (the “Registration Rights Agreement”), YA agrees to purchase the third Note (the “Third Note”) in the principal amount of $2,000,000, which shall have identical terms as those of the Second Note. Except as expressly amended by the Closing Statement, the Second Note has essentially identical terms to the First Note.

On September 1, 2022, the Company entered into a securities purchase agreement with Streeterville Capital, LLC (“Streeterville”), pursuant to which the Company issued the Investor an unsecured promissory note on September 1, 2022 in the original principal amount of $8,640,000 (the “Note”), convertible into ordinary shares, par value $0.00166667 per share, of the Company, for $8,000,000 in gross proceeds. The transaction contemplated by the Purchase Agreement closed on September 1, 2022. The Note bears interest at a rate of 6% per annum compounding daily. All outstanding principal and accrued interest on the Note will become due and payable twelve months after the purchase price of the Note is delivered by Purchaser to the Company (the “Purchase Price Date”). The Note includes an original issue discount of $640,000 along with $20,000 for Streeterville’s fees, costs and other transaction expenses incurred in connection with the purchase and sale of the Note. The Company may prepay all or a portion of the Note at any time by paying 120% of the outstanding balance elected for pre-payment.

Conversion of convertible notes

For the year ended December 31, 2022, YA delivered conversion notice for convertible notes in an aggregate of principle of $2,000,000 to the Company and the Company issued an aggregate of 5,929,838 ordinary shares, par value $0.00166667 per share, of the Company, to YA. The fair value of the conversion note was assessed at $2,261,270 upon conversion based on the binomial model assessed by the independent valuation firm.

The Company has elected to recognize the convertible note at fair value and therefore there was no further evaluation of embedded features for bifurcation. The Company engaged third party valuation firm to perform the valuation of convertible note. The fair value of the convertible note is calculated using the binomial tree model based on probability of remaining as straight debt using discounted cash flow with the following assumptions

February 9, 2022-May 25, 2022
Risk-free interest rate	0.53-0.91%
Expected life	0.20-0.48 year
Discount rate	9.33-11.22%
Expected volatility	80.48-143.72%
Expected dividend yield	0%
Fair value	$2,261,270

For the year ended December 31, 2022, Streeterville delivered conversion notice for convertible notes in an aggregate of principle of $1,250,310 to the Company and the Company issued an aggregate of 13,981,758 ordinary shares, par value $0.00166667 per share, of the Company, to Streeterville. The fair value of the conversion note was assessed at $1,534,654 upon conversion based on the binomial model assessed by the independent valuation firm.

November 8, 2022-December 24, 2022
Risk-free interest rate	4.66-4.72%
Expected life	0.70-0.83 year
Discount rate	1137-11.72%
Expected volatility	99.91-103.93%
Expected dividend yield	0%
Fair value	$1,534,654

The convertible notes are classified as level 3 instruments as the valuation was determined based on unobservable inputs which are supported by little or no market activity and reflect the Group’s own assumptions in measuring fair value. Significant inputs used in developing the fair value of the convertible notes include time to maturity, risk-free interest rate, straight debt discount rate, probability to convert and expected timing of conversion.

For the years ended December 31, 2022, 2021 and 2020, the Company recognized a loss of change in fair value of convertible note of $2,448,936, $1,508,229 and $15,258,333, respectively. Interest expense recognized for these convertible notes for the years ended December 31, 2022, 2021 and 2020 were$195,139, $226,775 and $nil, respectively.